Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue	$ 776	$ 730	$ 2,983	$ 896
Cost of revenue	801	1,383	4,904	2,430
Gross loss	(25)	(653)	(1,921)	(1,534)
Operating expenses:
Research and development	2,763	2,046	6,607	4,793
Selling, general and administrative	3,984	2,810	13,002	8,221
Restructuring charge		93	175
Total operating expense	6,747	4,949	19,784	13,014
Operating loss	(6,772)	(5,602)	(21,705)	(14,548)
Other income (expense):
Warrant revaluation		1,765	(2,421)	(171)
Interest and other income (expense)	(397)	3	(415)	28
Total other income (expense), net	(397)	1,768	(2,836)	(143)
Net loss and comprehensive loss	$ (7,169)	$ (3,834)	$ (24,541)	$ (14,691)
Net loss per share-basic and diluted	$ (0.07)	$ (0.05)	$ (0.29)	$ (0.20)
Weighted-average common shares used in computing net loss per share-basic and diluted	105,883,157	73,360,287	84,990,198	73,360,259